Schedule of Other Expense, Net (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Conduit Pharmaceuticals Ltd [Member]
Change in fair value of option liability	$ 136
Gain on sale of investment in equity securities		33
Total other income	136	33
Change in fair value of equity securities receivable		48
Change in fair value of convertible notes payable	280	1
Realized foreign currency transaction loss	8
Interest expense on convertible promissory note	5
Total other expense	293	49
Total other income (expense), net	$ (157)	$ (16)
Conduit Pharmaceuticals Limited [Member]
Change in fair value of convertible notes payable			$ 73	$ 265	$ 73
Realized foreign currency transaction loss			8
Total other expense			484	1,727
Total other income (expense), net				(1,727)	$ (484)
Loss on Cizzle option				1,300
Loss on sale of investment in equity securities			76	129
Placement fees on sale of investment in equity securities			$ 327	$ 33